Note 13 - Operating Lease Right-of-use Assets and Liabilities - Payments Required (Details) $ in Thousands	Jun. 30, 2023 USD ($)
2024	$ 172,528
2025	75,054
2026	57,090
2027	20,715
Total	325,387
Discount based on incremental borrowing rate	(23,586)
Operating lease liabilities, including current portion	$ 301,801